INTEREST IN OTHER ENTITIES (Details)	12 Months Ended
	Dec. 31, 2018
Waterbury Lake Uranium Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Entity type	JO-1	[1]
Ownership interest, joint operations	60.00%	[2]
Participating interest	100.00%	[3]
Accounting method	Voting Share	[4]
Waterbury Lake Uranium LP
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Entity type	JO-1	[1]
Ownership interest, joint operations	65.92%	[2]
Participating interest	100.00%	[3]
Accounting method	Voting Share	[4]
McClean Joint Venture Agreement
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Entity type	JO-2	[1]
Ownership interest, joint operations	22.50%	[2]
Participating interest	22.50%	[3]
Accounting method	Proportionate Share	[4]
Midwest Joint Venture Agreement
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Entity type	JO-2	[1]
Ownership interest, joint operations	25.17%	[2]
Participating interest	25.17%	[3]
Accounting method	Proportionate Share	[4]
Wheeler River
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Entity type	JO-2	[1]
Ownership interest, joint operations	90.00%	[2]
Participating interest	75.85%	[3]
Accounting method	Proportionate Share	[4]
Mann Lake
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Entity type	JO-2	[1]
Ownership interest, joint operations	30.00%	[2]
Participating interest	30.00%	[3]
Accounting method	Proportionate Share	[4]
Wolly
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, joint operations	Canada
Entity type	JO-2	[1]
Ownership interest, joint operations	21.89%	[2]
Participating interest	0.00%	[3]
Accounting method	Proportionate Share	[4]
GoviEx Uranium Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, associates	Africa
Ownership interest, associates	16.21%	[2]
Participating interest		[3]
Accounting method	Equity Method	[4]
Denison Mines Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	[2]
Participating interest		[3]
Accounting method	Consolidation	[4]
Denison AB Holdings Corp.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	[2]
Participating interest		[3]
Accounting method	Consolidation	[4]
Denison Waterbury Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	[2]
Participating interest		[3]
Accounting method	Consolidation	[4]
9373721 Canada Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, subsidiaries	Canada
Ownership interest, subsidiaries	100.00%	[2]
Participating interest		[3]
Accounting method	Consolidation	[4]
Denison Mines (Bermuda) I Ltd
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointArrangementsLineItems [Line Items]
Place of business, subsidiaries	Bermuda
Ownership interest, subsidiaries	100.00%	[2]
Participating interest		[3]
Accounting method	Consolidation	[4]

[1]	Joint operations are further subdivided into the following two entity types: JO-1=Joint Operations having joint control as defined by IFRS 11; and JO-2=Joint Operations not having joint control and beyond the scope of IFRS 11.
[2]	Ownership Interest represents Denison's percentage ownership / voting interest in the entity or contractual arrangement.
[3]	Participating interest represents Denison's percentage funding contribution to the particular joint operation arrangement. This percentage can differ from voting interest in instances where other parties to the arrangement have carried interests in the arrangement and / or are earning-in or diluting their voting interest in the arrangement.
[4]	Voting share or proportionate share is where Denison accounts for its share of assets, liabilities, revenues and expenses of the arrangement in relation to its ownership interest or participating interest, respectively.